Note 6 - Allowance for Loan Losses (Details Textual)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Loan Balance For Reviewing High Risk Loans Minimum	$ 250,000
Loans and Leases Receivable, Gross, Total	782,027,368	$ 765,283,855	$ 754,283,563
Loans and Leases Receivable, Allowance, Ending Balance	$ 7,276,806	7,507,508	8,923,293	$ 8,603,905
Impaired Financing Receivable, Number of Loans Below Review Threshold	148
Impaired Financing Receivable Recorded Investment Below Review Threshold	$ 4,257,258	4,335,524	$ 4,204,156
Substandard [Member]
Loans and Leases Receivable, Gross, Total	22,788,355	21,932,186
Loans Not Classified as Impaired [Member] | Substandard [Member]
Loans and Leases Receivable, Gross, Total	8,875,310	9,470,621
Loans and Leases Receivable, Allowance, Ending Balance	$ 1,312,154	$ 1,510,868